18. Borrowings and financing (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, total	R$ 14,108	R$ 5,286	R$ 4,365
Borrowings and financing, current liabilities	3,488	1,981	1,200
Borrowings and financing, noncurrent liabilities	10,706	3,392	R$ 3,193
Debentures Certificate Of Agribusiness Receivables And Promissory Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing costs	(82)	(10)
Borrowings and financing, total	11,863	4,146
Borrowings and financing, current liabilities	2,287	1,068
Borrowings and financing, noncurrent liabilities	9,576	3,078
13th Issue Of Debentures - CBD - CRA [Member]
Disclosure of detailed information about borrowings [line items]
Issue amount	1,012
Outstanding debentures	R$ 1,012,500
Issue date	Dec. 20, 2016
Maturity date	Dec. 20, 2019
Financial charges	97.50% of CDI
Borrowings and financing, total		1,014
16th Issue Of Debentures - CBD (2nd Serie) [Member]
Disclosure of detailed information about borrowings [line items]
Issue amount	R$ 500
Outstanding debentures	R$ 500,000
Issue date	Sep. 11, 2018
Maturity date	Sep. 12, 2022
Financial charges	107.4% of CDI
Unit price	R$ 1,017
Borrowings and financing, total	508	510
16th Issue Of Debentures - CBD (1st serie) [Member]
Disclosure of detailed information about borrowings [line items]
Issue amount	700
Outstanding debentures	R$ 700,000
Issue date	Sep. 11, 2018
Maturity date	Sep. 10, 2021
Financial charges	106% of CDI
Unit price	R$ 1,016
Borrowings and financing, total	712	714
14th Issue of Debentures - CBD [Member]
Disclosure of detailed information about borrowings [line items]
Issue amount	1,080
Outstanding debentures	R$ 1,080,000
Issue date	Apr. 17, 2017
Maturity date	Apr. 13, 2020
Financial charges	96.00% of CDI
Unit price	R$ 1,010
Borrowings and financing, total	1,091	1,094
15th Issue of Debentures - CBD [Mmeber]
Disclosure of detailed information about borrowings [line items]
Issue amount	800
Outstanding debentures	R$ 800,000
Issue date	Jan. 17, 2018
Maturity date	Jan. 15, 2021
Financial charges	104.75% of CDI
Unit price	R$ 1,027
Borrowings and financing, total	821	R$ 824
4th Issue Of Promissory Notes - CBD [Member]
Disclosure of detailed information about borrowings [line items]
Issue amount	800
Outstanding debentures	R$ 800
Issue date	Jan. 10, 2019
Maturity date	Jan. 09, 2022
Financial charges	105.75% of CDI
Unit price	R$ 1,061,280
Borrowings and financing, total	849
1st Issue of Promissory Notes - Sendas (1nd Serie) [Member]
Disclosure of detailed information about borrowings [line items]
Issue amount	50
Outstanding debentures	R$ 1
Issue date	Jul. 04, 2019
Maturity date	Jul. 03, 2020
Financial charges	CDI + 0.72% per year
Unit price	R$ 51,537,614
Borrowings and financing, total	52
1st Issue of Promissory Notes - Sendas (2nd Serie) [Member]
Disclosure of detailed information about borrowings [line items]
Issue amount	50
Outstanding debentures	R$ 1
Issue date	Jul. 04, 2019
Maturity date	Jul. 05, 2021
Financial charges	CDI + 0.72% per year
Unit price	R$ 51,537,614
Borrowings and financing, total	52
1st Issue of Promissory Notes - Sendas (3rd Serie) [Member]
Disclosure of detailed information about borrowings [line items]
Issue amount	50
Outstanding debentures	R$ 1
Issue date	Jul. 04, 2019
Maturity date	Jul. 04, 2022
Financial charges	CDI + 0.72% per year
Unit price	R$ 51,537,614
Borrowings and financing, total	52
1st Issue of Promissory Notes - Sendas (4nd Serie) [Member]
Disclosure of detailed information about borrowings [line items]
Issue amount	250
Outstanding debentures	R$ 5
Issue date	Jul. 04, 2019
Maturity date	Jul. 04, 2023
Financial charges	CDI + 0.72% per year
Unit price	R$ 51,537,614
Borrowings and financing, total	258
1st Issue of Promissory Notes - Sendas (5nd Serie) [Member]
Disclosure of detailed information about borrowings [line items]
Issue amount	200
Outstanding debentures	R$ 4
Issue date	Jul. 04, 2019
Maturity date	Jul. 04, 2024
Financial charges	CDI + 0.72% per year
Unit price	R$ 51,537,614
Borrowings and financing, total	206
1st Issue of Promissory Notes - Sendas (6nd Serie) [Member]
Disclosure of detailed information about borrowings [line items]
Issue amount	200
Outstanding debentures	R$ 4
Issue date	Jul. 04, 2019
Maturity date	Jul. 04, 2025
Financial charges	CDI + 0.72% per year
Unit price	R$ 51,537,614
Borrowings and financing, total	206
1st Issue Of Debentures - Sendas (1nd serie) [Member]
Disclosure of detailed information about borrowings [line items]
Issue amount	2,000
Outstanding debentures	R$ 2,000,000
Issue date	Sep. 04, 2019
Maturity date	Aug. 20, 2020
Financial charges	CDI + 1.60% per year
Unit price	R$ 500
Borrowings and financing, total	1,001
1st Issue Of Debentures - Sendas (2nd serie) [Member]
Disclosure of detailed information about borrowings [line items]
Issue amount	2,000
Outstanding debentures	R$ 2,000,000
Issue date	Sep. 04, 2019
Maturity date	Aug. 20, 2021
Financial charges	CDI + 1.74% per year
Unit price	R$ 1,022
Borrowings and financing, total	2,044
1st Issue Of Debentures - Sendas (3nd serie) [Member]
Disclosure of detailed information about borrowings [line items]
Issue amount	2,000
Outstanding debentures	R$ 2,000,000
Issue date	Sep. 04, 2019
Maturity date	Aug. 20, 2022
Financial charges	CDI + 1.95% per year
Unit price	R$ 1,023
Borrowings and financing, total	2,046
1st Issue Of Debentures - Sendas (4nd serie) [Member]
Disclosure of detailed information about borrowings [line items]
Issue amount	2,000
Outstanding debentures	R$ 2,000,000
Issue date	Sep. 04, 2019
Maturity date	Aug. 20, 2023
Financial charges	CDI + 2.20% per year
Unit price	R$ 1,024
Borrowings and financing, total	R$ 2,047